Segment reporting - Other financial information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment reporting
Total assets	$ 43,911	$ 64,421
Intangible assets	490	680	$ 1,435
Property and equipment	909	899	$ 788
Right-of-use assets	616	818
Amortization of intangible assets	202	704
Depreciation of property and equipment	727	672
Depreciation of right-of-use assets	217	228
Canada
Segment reporting
Total assets	34,257	57,694
Intangible assets	490	680
Property and equipment	158	212
Right-of-use assets	616	818
Amortization of intangible assets	202	704
Depreciation of property and equipment	57	59
Depreciation of right-of-use assets	217	219
USA
Segment reporting
Total assets	4,067	3,010
Property and equipment	751	687
Depreciation of property and equipment	670	613
Germany
Segment reporting
Total assets	1,952	1,288
China
Segment reporting
Total assets	82	56
Depreciation of right-of-use assets		9
Finland
Segment reporting
Total assets	$ 3,553	$ 2,373